Other Operating Gains	6 Months Ended
Jun. 30, 2026
Other Operating Gains [Abstract]
Other operating gains

4. Other operating gains

The other operating gains consists of the following:

	For the Six Months Ended June 30,
(in thousands)	2026	2025
(Loss)/gain on digital asset payables/receivables	$(42,101)	$10,287
Gain on derivatives (1)	82,677	1,202
Gain of foreign exchange	6,060	30,474
Gain on other operating activities	62,794	73,440
Total other operating gains	$109,430	$115,403

(1)	The Group holds perpetual and futures derivative contracts both referencing and settled in digital assets, for the purpose of hedging its liability to holders of the XBT certificate liabilities. Gains on these derivatives increased from $1,202 for the period ended 30 June 2025 to $82,677 for the period ended 30 June 2026. The size of gains on derivatives fluctuates based on the Group's operational needs and prevailing market conditions.